The Brinsmere Fund - Conservative ETF
Schedule of Investments
June 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.9%	Shares		Value
Alternatives - 2.3%
iMGP DBi Managed Futures Strategy ETF	270,033		$ 8,265,710

Commodities - 2.1%
SPDR Gold MiniShares Trust (a)	95,625		7,594,538

Domestic Equity - 30.9%
Invesco RAFI US 1000 ETF	236,767		12,792,521
Invesco S&P 500 Momentum ETF	110,300		17,817,862
State Street SPDR Portfolio S&P 400 Mid Cap ETF	138,669		9,368,478
State Street SPDR Portfolio S&P 500 ETF	298,825		26,260,741
State Street SPDR Portfolio S&P 600 Small Cap ETF	166,444		9,598,825
Vanguard Growth ETF	176,543		15,207,414
Vanguard Mega Cap Growth ETF	171,945		15,115,685
Vanguard Small-Cap Growth ETF	15,752		5,760,506
			111,922,032

Domestic Fixed Income - 53.8%
iShares 0-1 Year Treasury Bond ETF	252,668		27,881,914
iShares MBS ETF	225,258		21,291,386
Vanguard Intermediate-Term Corporate Bond ETF	434,746		35,931,757
Vanguard Intermediate-Term Treasury ETF	891,096		52,556,842
Vanguard Long-Term Treasury ETF	194,316		10,722,357
Vanguard Short-Term Inflation-Protected Securities ETF	251,191		12,617,324
Xtrackers USD High Yield Corporate Bond ETF	921,943		33,669,358
			194,670,938

Foreign Equity - 10.8%
Avantis International Small Cap Value ETF	53,807		5,544,811
Columbia EM Core ex-China ETF	99,435		5,258,123
Dimensional Emerging Markets Value ETF	133,625		5,701,391
Dimensional International Core Equity 2 ETF	153,761		5,729,135
Dimensional International Value ETF	104,966		5,670,263
iShares MSCI EAFE Min Vol Factor ETF	64,295		5,639,315
Schwab Fundamental International Equity ETF	109,092		5,755,694
			39,298,732
TOTAL EXCHANGE TRADED FUNDS (Cost $349,379,540)			361,751,950

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (b)	429,759		429,759
TOTAL MONEY MARKET FUNDS (Cost $429,759)			429,759

TOTAL INVESTMENTS - 100.0% (Cost $349,809,299)			362,181,709
Liabilities in Excess of Other Assets - (0.0)% (c)		(0.00028)	(99,902)
TOTAL NET ASSETS - 100.0%			$ 362,081,807

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

The Brinsmere Fund - Conservative ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$ 361,751,950	$ –	$ –	$ 361,751,950
Money Market Funds	429,759	–	–	429,759
Total Investments	$ 362,181,709	$ –	$ –	$ 362,181,709

Refer to the Schedule of Investments for further disaggregation of investment categories.